EMPLOYEE BENEFIT PLANS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Plan | International Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 20,424	$ 15,180	$ 50,575
Prior service benefit	(5,474)	(6,285)	(8,241)
Total	14,950	8,895	42,334
Pension Plan | United States
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	24,638	18,341	11,011
Prior service benefit	0	0	0
Total	24,638	18,341	11,011
OPRB Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	924	(1,531)	166
Prior service benefit	0	0	0
Total	$ 924	$ (1,531)	$ 166